Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (51,080)	$ (74,815)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	1,020	1,191
Non-cash share-based compensation expense	2,835	5,688
Deferred income taxes		(206)
Loss on disposal of property and equipment	226	3
Changes in components of operating assets and liabilities
Accounts receivable		99
Prepaids and other current assets	1,083	4,974
Other non-current assets	(167)	(806)
Operating lease right of use assets	4,519
Accounts payable	3,443	(3,748)
Accrued expenses and other current liabilities	(7,425)	38
Operating lease liabilities, net	2,343
Net cash used in operating activities	(43,203)	(67,582)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(939)	(2,660)
Net cash used in investing activities	(939)	(2,660)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares	27,328
Proceeds from employee share purchase plan	110	105
Net cash provided by financing activities	27,438	105
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(11,072)	4,716
Net decrease in cash, cash equivalents and restricted cash	(27,776)	(65,421)
Cash, cash equivalents and restricted cash
Beginning of period	119,063	231,576
End of period	91,287	166,155
SUPPLEMENTAL DISCLOSURE OF NON-CASH FLOW INFORMATION:
Commitment shares issued to Lincoln Park Capital Fund, LLC	963
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	89,998	164,682
Long-term restricted cash	1,289	1,473
End of period	$ 91,287	$ 166,155